Property Plant And Equipment - Summary Of Impairment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment indicator	Lower long-term forecasted global phosphate prices
Pre-tax impairment loss	$ (824,000,000)	$ (120,000,000)
Trinidad [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Net selling price (5-year average)	(4.00%)
Production volumes (5-year average)	(5.00%)
Discount rate (post-tax)	0.90%
Post-Tax [Member] | Trinidad [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount Rate, 1.0 percentage point change	12.60%
Terminal Growth Rate	2.00%
White Springs [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 215,000,000
Key assumptions	Value in use ("VIU")
End of mine life (proven and probable reserves) (year)	2029
White Springs [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
After tax discount rate	12.00%
White Springs [Member] | Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 160,000,000
Discount rate (%)	16.00%
Aurora [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 545,000,000
Key assumptions	FVLCD a Level 3 measurement
End of mine life (proven and probable reserves) (year)	2050
Net selling price, $10 per tonne change	$ 10
Discount Rate, 1.0 percentage point change	1.00%
Net selling price, $10 per tonne change	$ 150
Discount rate, 1.0 percentage point change	120
Aurora [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 995,000,000
After tax discount rate	10.50%
Potash [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ (23,000,000)	0
Phosphate [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Segment	Phosphate
Pre-tax impairment loss	$ (769,000,000)	$ 0